Earnings Per Share - Reconciliation of Numerators and Denominators Used in Computations of Both Basic and Diluted Net Income Per Share (Parenthetical) (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Stock Option [Member]
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive options and RSUs excluded	8,705	4,592,473	39,366	3,550,037	4,045,309	2,445,327
Restricted Stock Units [Member]
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive options and RSUs excluded	6,724	3,145	4,714	336	10	666,999